Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Provision for doubtful accounts	¥ 290,267	¥ 310,394
Quality assurance receivable, net of credit loss allowance	426,949	529,392
Provision for loan losses	226,467	214,550
Deferred guarantee income	1,515,950	1,882,036
Expected credit losses	2,964,116	3,306,132
Payroll and welfare payable	290,389	261,528
Taxes payable	705,928	207,477
Funds payable to investors of consolidated trusts	796,122	436,352
Contract liabilities	10,185	5,109
Amounts due to related parties	13,314	134
Leasing liabilities	28,765	35,878
Deferred tax liabilities	491,213	340,608
Accrued expenses and other liabilities	¥ 1,231,870	¥ 941,765
Ordinary stock, shares issued | shares	1,550,071,169
Treasury stock, common shares | shares	283,820,445	223,676,230
Common Class A [Member]
Ordinary stock, authorized | shares	10,000,000,000	10,000,000,000
Ordinary stock, shares issued | shares	983,371,169	980,871,169
Ordinary stock, shares outstanding | shares	699,550,724	757,194,939
Common Class B [Member]
Ordinary stock, authorized | shares	10,000,000,000	10,000,000,000
Ordinary stock, shares issued | shares	566,700,000	569,200,000
Ordinary stock, shares outstanding | shares	566,700,000	569,200,000
Consolidated Trust [Member]
Deferred guarantee income	¥ 1,283,000	¥ 1,603,682
Expected credit losses	2,591,768	2,985,013
Payroll and welfare payable	153,686	142,614
Taxes payable	561,475	133,473
Funds payable to investors of consolidated trusts	793,720	436,322
Contract liabilities	10,185	5,109
Amounts due to related parties	130	134
Leasing liabilities	22,673	32,811
Deferred tax liabilities	112,604	65,201
Accrued expenses and other liabilities	878,881	702,030
Variable Interest Entity, Primary Beneficiary [Member]
Deferred guarantee income	1,283,000	1,603,682
Expected credit losses		2,985,013
Payroll and welfare payable	153,686	142,614
Taxes payable	561,475	133,473
Funds payable to investors of consolidated trusts	793,720	436,322
Contract liabilities	10,185	5,109
Amounts due to related parties	130	134
Leasing liabilities	22,673	32,811
Deferred tax liabilities	112,604	65,201
Accrued expenses and other liabilities	878,881	702,030
Variable Interest Entity Subsidiaries [Member]
Deferred guarantee income	1,283,000	1,603,682
Expected credit losses	2,591,768	2,985,013
Payroll and welfare payable	153,686	142,614
Taxes payable	561,475	133,473
Funds payable to investors of consolidated trusts	793,720	436,322
Contract liabilities	10,185	5,109
Amounts due to related parties	130	134
Leasing liabilities	22,673	32,811
Deferred tax liabilities	112,604	65,201
Accrued expenses and other liabilities	¥ 878,881	¥ 702,030